COVER LETTER

March 2, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund II
(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund II (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 15 to the Trust’s Registration Statement under the Securities Act and Amendment No. 16 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: (i) to reflect a change in one of the subadvisers (AllianceBernstein to Loomis, Sayles) for the MML Equity Fund; and (ii) to reflect a change in name, investment objective and investment strategy for the MML Small Cap Equity Fund (to become the MML Small/Mid Cap Equity Fund). In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No. 14 in connection with the Trust. The anticipated effective date is May 1, 2011. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect December 31, 2010 information, but instead still reflect December 31, 2009 information.

Please address any questions or comments to the undersigned at (413) 744-7218. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Clerk, and Chief Legal Officer, MML Series Investment Fund II